Stockholders’ Equity (Details) - USD ($) $ / shares in Units, $ in Thousands													1 Months Ended				3 Months Ended	9 Months Ended	12 Months Ended
	Nov. 04, 2022	Oct. 26, 2022	Oct. 21, 2022	Sep. 08, 2022	Jul. 27, 2022	Jun. 30, 2022	Jun. 27, 2022	May 02, 2022	Apr. 28, 2022	Mar. 15, 2022	Mar. 02, 2022	May 14, 2021	Dec. 31, 2022	Sep. 30, 2021	Jan. 31, 2021	Sep. 30, 2019	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Stockholders’ Equity (Details) [Line Items]
Company raised amount (in Dollars)	$ 100		$ 50				$ 50						$ 20	$ 578	$ 578
Issuance cost (in Dollars)									$ 70						52		$ 102
Common stock share issued	80,000		50,000			280,000	35,000	250,000	70,000			9,459,253	15,624,040	1,632,509			12,970,540	1,632,509	12,970,540	9,459,253
Warrants purchase	20,000		50,000			105,000		100,000	100,000				47,250
Exercise price per share (in Dollars per share)	$ 1.5		$ 1.4			$ 1.12		$ 1.13	$ 0.5				$ 1.25
Company’s service provider consideration of past services (in Dollars)								$ 250
Equity investment (in Dollars)									$ 550
Exercisable year								2 years
Service fees (in Dollars)				$ 100	$ 100	$ 290										$ 9
Shares exchange common stock		90,000		102,000								1,051,028
Warrants purchase													4,461,250				441,000		441,000
Common shares issued					100,500
Warrants exercise		90,000
Consideration amount (in Dollars)		$ 100
Common shares raised (in Dollars)																		$ 578	$ 820
Net of issuance expenses (in Dollars)																		$ 52
Common shares issued												9,459,253						1,632,509
Received before the share exchange (in Dollars)																		$ 160
Received after the share exchange (in Dollars)																		$ 470
Issued and outstanding share capital percentage												90.00%
Common stock percentage												10.00%
Shares issued																			715,250
Exercise price, decrease (in Dollars per share)																			$ 1.12
Exercise price, increase (in Dollars per share)																			$ 1.25
Common stock, shares issued																			112,500
Amount (in Dollars)																			$ 102
Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Company raised amount (in Dollars)									$ 50		$ 10
Common stock share issued									300,000	270,000	50,000	1,051,028	15,750
Warrants purchase									100,000	180,000	30,000
Exercise price per share (in Dollars per share)									$ 0.7	$ 1.13	$ 1.25
Company’s service provider consideration of past services (in Dollars)										$ 150
Shares exchange common stock					1,000,000
Common shares issued				56,000
Total consideration for purchase (in Dollars)				$ 63
Minimum [Member]
Stockholders’ Equity (Details) [Line Items]
Amount received (in Dollars)															$ 160
Exercise price per share (in Dollars per share)																	$ 1.12		$ 1.12
Maximum [Member]
Stockholders’ Equity (Details) [Line Items]
Amount received (in Dollars)														$ 470
Exercise price per share (in Dollars per share)																	$ 1.25		$ 1.25
Raphael [Member]
Stockholders’ Equity (Details) [Line Items]
Holders percentage												90.00%
Raphael [Member] | Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Holders percentage												10.00%
Private Placement [Member]
Stockholders’ Equity (Details) [Line Items]
Company raised amount (in Dollars)																	$ 820
Common stock share issued																	715,250		715,250
Warrants purchase																	441,000
Investors [Member]
Stockholders’ Equity (Details) [Line Items]
Company raised amount (in Dollars)								$ 250					$ 200
Common stock share issued								250,000					160,000
Warrants purchase								100,000					40,000
Exercise price per share (in Dollars per share)								$ 1.13					$ 1.5
Chief Financial Officer [Member]
Stockholders’ Equity (Details) [Line Items]
Warrants purchase					1,000,000
Executive Officers [Member]
Stockholders’ Equity (Details) [Line Items]
Service fees (in Dollars)					$ 1,800
Warrants purchase					2,201,000
Third Party [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock share issued																	112,500		112,500